PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Details
Furniture, furniture and fixtures	$ 2,340,301	$ 2,601,457
Leasehold improvements	3,949,308	2,384,904
Subtotal	6,289,609	5,436,361
Less accumulated depreciation	(4,376,881)	(4,809,810)
Property and equipment, net	$ 1,912,728	$ 626,551